Revenue - Disclosure of disaggregation of revenue by primary geographical market and major service lines (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	£ 16,996	£ 17,703	£ 19,070
Total other revenue	691	675	780
Total revenue from continuing operations	17,687	18,378	19,850
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,626	2,294	2,616
Total other revenue	185	190	79
Total revenue from continuing operations	2,811	2,484	2,695
UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,932	2,417	1,785
Total other revenue	5	4	5
Total revenue from continuing operations	1,937	2,421	1,790
UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		1,012	3,753
Total other revenue		0	0
Total revenue from continuing operations	0	1,012	3,753
New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,125	4,287	3,867
Total other revenue	49	19	81
Total revenue from continuing operations	4,174	4,306	3,948
New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,576	6,639	6,008
Total other revenue	42	50	86
Total revenue from continuing operations	7,618	6,689	6,094
National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	733	1,050	1,037
Total other revenue	324	300	295
Total revenue from continuing operations	1,057	1,350	1,332
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4	4	4
Total other revenue	86	112	234
Total revenue from continuing operations	90	116	238
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,271	6,613	9,033
Total other revenue	201	94	30
Total revenue from continuing operations	5,472	6,707	9,063
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,626	2,294	2,616
Total other revenue	185	190	79
UK | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,932	2,417	1,785
Total other revenue	5	4	5
UK | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		1,012	3,753
Total other revenue		0	0
UK | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
UK | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	713	889	878
Total other revenue	(61)	(111)	(76)
UK | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	1	1
Total other revenue	72	11	22
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	11,725	11,090	10,037
Total other revenue	490	581	750
Total revenue from continuing operations	12,215	11,671	10,787
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Total other revenue	0	0	0
US | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
Total other revenue		0	0
US | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,125	4,287	3,867
Total other revenue	49	19	81
US | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,576	6,639	6,008
Total other revenue	42	50	86
US | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	20	161	159
Total other revenue	385	411	371
US | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4	3	3
Total other revenue	14	101	212
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,720	3,528	4,016
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,597	2,265	2,591
Transmission | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Transmission | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		46	(10)
Transmission | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	55	85	73
Transmission | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	355	252	493
Transmission | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	713	879	869
Transmission | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	1	0
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	13,124	12,891	10,998
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,859	2,327	1,712
Distribution | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
Distribution | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,061	4,193	3,786
Distribution | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,204	6,371	5,500
Distribution | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
Distribution | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		966	3,763
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
System Operator | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
System Operator | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		966	3,763
System Operator | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
System Operator | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
System Operator | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
System Operator | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	364	384	360
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		0	0
Generation | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Generation | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	364	384	360
Generation | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0	0	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	152	318	293
Total other revenue	327	291	420
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	29	29	25
Total other revenue	185	190	79
Other | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	73	90	73
Total other revenue	5	4	5
Other | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0	0
Total other revenue		0	0
Other | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	9	9	8
Total other revenue	49	19	81
Other | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	17	16	15
Total other revenue	42	50	86
Other | National Grid Ventures
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	20	171	168
Total other revenue	(40)	(84)	(65)
Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4	3	4
Total other revenue	£ 86	£ 112	£ 234